Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Schedule of net value of the power purchase agreements in consolidated statements of financial position

The net value of the power purchase agreements as of December 31, 2023 is presented in the consolidated statements of financial position as follows:

	Other financial assets (Note 9)			Other financial liabilities (Note 19)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
Derivative financial instruments:
PPA Adelanta	5,722	—	5,722	—	(1,418)	(1,418)
PPA EnergyaVM		—	—	(1,541)	(882)	(2,423)
Total	5,722	—	5,722	(1,541)	(2,300)	(3,841)

Schedule of unrealized and realized gains (losses) related to the derivative instruments

	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss
Derivative financial instruments:
PPA Adelanta	4,582	—
PPA EnergyaVM	(2,337)	83
Total	2,245	83

Schedule of purchase commitments.

	2023
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
PPA Adelanta	54,857	92,913	361,000	557,056	1,065,826
PPA Energya VM	30,750	30,000	45,000		105,750